SCHEDULE OF DISAGGREGATE REVENUE RECOGNITION (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total	$ 21,389,809	$ 25,285,439
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	20,277,730	24,372,451
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	1,112,079	912,988
Air Freight Forwarding Services [Member]
Disaggregation of Revenue [Line Items]
Total	19,866,645	23,744,457
Ocean Freight Forwarding Services [Member]
Disaggregation of Revenue [Line Items]
Total	411,085	222,287
Other Services [Member]
Disaggregation of Revenue [Line Items]
Total	$ 1,112,079	$ 1,318,695